Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheets [Line Items]
Ordinary shares subject to possible redemption, Value at beginning	$ 50,477,963
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	1,968,370	$ 5,643,271
Ordinary shares subject to possible redemption, Value at ending	$ 9,021,005	$ 50,477,963
Ordinary Share [Member]
Schedule of Consolidated Balance Sheets [Line Items]
Ordinary shares subject to possible redemption, Shares at beginning	4,537,829	8,250,000
Ordinary shares subject to possible redemption, Value at beginning	$ 50,477,963	$ 85,371,600
Redemption of shares	(3,785,992)	(3,712,171)
Redemption of shares	$ (43,425,328)	$ (40,536,908)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on Trust Account)	$ 1,578,042	$ 3,843,271
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)	$ 390,328	$ 1,800,000
Ordinary shares subject to possible redemption, Shares at ending	751,837	4,537,829
Ordinary shares subject to possible redemption, Value at ending	$ 9,021,005	$ 50,477,963